Income Taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Valuation allowance	$ 27,776	$ 27,483
Unrecognized tax benefits, income tax penalties and interest accrued	3,700	5,700	$ 4,800
Unrecognized tax benefits that would impact effective tax rate	9,700	$ 22,900	$ 22,500
Federal and State
Income Tax Contingency [Line Items]
Deferred tax assets, subject to expiration	32,000
State and Local
Income Tax Contingency [Line Items]
Tax credit carryforward, amount	$ 18,500